Financial Instruments (Details 2) - CLP ($)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Other financial assets		$ 12,642,387,000	$ 8,610,275,000
Cash and cash equivalents		170,044,602,000	134,033,183,000	$ 192,554,239,000	$ 214,774,876,000
Trade and other current receivables (net)		289,544,204,000	284,351,930,000
Account receivable from to related companies		6,069,235,000	3,892,800,000
Total financial assets		478,300,428,000	430,888,188,000
Financial liabilities
Others financial liabililities		214,593,390,000	184,623,966,000
Account payable- trade and other payable		282,223,336,000	260,822,377,000
Accounts payable to related entities		10,069,043,000	9,530,071,000
Total Financial liabilities		263,261,589,000	230,168,205	$ 168,118,198,000	$ 187,152,733,000
Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		10,416,675,000	11,118,676,000
Account payable- trade and other payable		0	0
Accounts payable to related entities		0	0
Total Financial liabilities		10,416,675,000	11,118,676,000
Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		1,840,188,000	0
Account payable- trade and other payable		0	0
Accounts payable to related entities		0	0
Total Financial liabilities		1,840,188,000	0
Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		202,336,527,000	173,505,290,000
Account payable- trade and other payable		282,223,336,000	260,822,377,000
Accounts payable to related entities		10,069,043,000	9,530,071,000
Total Financial liabilities	[1]	214,593,390,000	184,623,966
Bank borrowings [Member]
Financial liabilities
Others financial liabililities		98,510,577,000	68,685,959,000
Bank borrowings [Member] | Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		0	0
Bank borrowings [Member] | Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		0	0
Bank borrowings [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		98,510,577,000	68,685,959,000
Bond payable [Member]
Financial liabilities
Others financial liabililities		72,782,747,000	74,086,739,000
Bond payable [Member] | Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		0	0
Bond payable [Member] | Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		0	0
Bond payable [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		72,782,747,000	74,086,739,000
Financial leases obligations [Member]
Financial liabilities
Others financial liabililities		17,814,875,000	17,716,869,000
Financial leases obligations [Member] | Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		0	0
Financial leases obligations [Member] | Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		0	0
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		17,814,875,000	17,716,869,000
Derivative financial instruments [Member]
Financial liabilities
Others financial liabililities		10,416,675,000	11,118,676,000
Derivative financial instruments [Member] | Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		10,416,675,000	11,118,676,000
Derivative financial instruments [Member] | Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		0	0
Derivative financial instruments [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		0	0
Liability coverage [Member]
Financial liabilities
Others financial liabililities		1,840,188,000
Liability coverage [Member] | Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		0
Liability coverage [Member] | Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		1,840,188,000
Liability coverage [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		0
Deposits for return of bottles and containers [Member]
Financial liabilities
Others financial liabililities		13,228,328,000	13,015,723,000
Deposits for return of bottles and containers [Member] | Fair value with changes in income [member]
Financial liabilities
Others financial liabililities		0	0
Deposits for return of bottles and containers [Member] | Hedge derivatives [Member]
Financial liabilities
Others financial liabililities		0	0
Deposits for return of bottles and containers [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Others financial liabililities		13,228,328,000	13,015,723,000
Derivative financial instruments [Member]
Financial assets
Other financial assets		3,158,391,000	479,492,000
Market securities and investments in other companies [Member]
Financial assets
Other financial assets		7,565,805,000	7,821,546,000
Derivative hedge assets [Member]
Financial assets
Other financial assets		1,918,191,000	309,237,000
Fair value with changes in income [member]
Financial assets
Other financial assets		10,724,196,000	8,301,038,000
Cash and cash equivalents		0	0
Trade and other current receivables (net)		0	0
Account receivable from to related companies		0	0
Total financial assets		10,724,196,000	8,301,038,000
Fair value with changes in income [member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		3,158,391,000	479,492,000
Fair value with changes in income [member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		7,565,805,000	7,821,546,000
Fair value with changes in income [member] | Derivative hedge assets [Member]
Financial assets
Other financial assets		0	0
Cash and cash equivaletns and loans and accounts receivables [Member]
Financial assets
Other financial assets		0	0
Cash and cash equivalents		170,044,602,000	134,033,183,000
Trade and other current receivables (net)		289,544,204,000	284,351,930,000
Account receivable from to related companies		6,069,235,000	3,892,800,000
Total financial assets		465,658,041,000	422,277,913,000
Cash and cash equivaletns and loans and accounts receivables [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		0	0
Cash and cash equivaletns and loans and accounts receivables [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		0	0
Cash and cash equivaletns and loans and accounts receivables [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets		0	0
Hedge derivatives [Member]
Financial assets
Other financial assets		1,918,191,000	309,237,000
Cash and cash equivalents		0	0
Trade and other current receivables (net)		0	0
Account receivable from to related companies		0	0
Total financial assets		1,918,191,000	309,237,000
Hedge derivatives [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		0	0
Hedge derivatives [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		0	0
Hedge derivatives [Member] | Derivative hedge assets [Member]
Financial assets
Other financial assets		$ 1,918,191,000	$ 309,237,000

[1]	View current and non-current book value in Note 7.